Noncontrolling Interests Subject to Put Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Put provisions exercisable	$ 303,913,000	$ 258,552,000	$ 123,846,000
Other Temporary Equity Subsidiary Plan	6,200,000	4,613,000
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning	1,023,755,000	824,658,000		$ 648,251,000
contributions to noncontrolling interests	(187,354,000)	(164,830,000)	(142,696,000)
Purchase (sale) of noncontrolling interests	57,707,000	7,915,000	87,902,000
Cash contributions from noncontrolling interests	32,259,000	16,749,000	16,064,000
Expiration put provisions 1	(9,756,000)	5,206,000	(4,650,000)
Changes in fair value of noncontrolling interests	138,112,000	178,003,000	89,767,000
Net income attributable to noncontrolling interest	182,102,000	159,127,000	133,593,000
Other Comprehensive Income Loss Net Of Tax	(1,937,000)	(3,073,000)	(3,573,000)
Noncontrolling interests subject to put provisions ending without temporary equity	$ 1,234,888,000	$ 1,023,755,000	$ 824,658,000